OTHER LIABILITIES (Details) - Schedule of Other Liabilities - Before IFRS 9 impairment adjustments [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Total other liabilities	£ 19,633	£ 20,730
Settlement balances [Member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	485	501
Unitholders interest in Open Ended Investment Companies [Member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Unitholders’ interest in Open Ended Investment Companies	12,933	14,480
Unallocated surplus within insurance businesses [Member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Unallocated surplus within insurance businesses	382	390
Other creditors and accruals [Member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	£ 5,833	£ 5,359